Supplemental Cash Flow Information	6 Months Ended
Jun. 30, 2024
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Supplemental Cash Flow Information
Note 16: Supplemental Cash Flow Information
Details of “Other” within the net cash provided by operating activities section in the consolidated statement of cash flow are as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Non-cash employee benefit charges	36	37	70	75
Net (gains) losses on foreign exchange and derivative financial instruments	(2)	102	(25)	193
Fair value adjustments (see note 5)	(6)	1	(8)	5

Other	42	6	80	4

	70	146	117	277
Details of “Changes in working capital and other items” are as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Trade and other receivables	(57)	(59)	44	31
Prepaid expenses and other current assets	(14)	10	(11)	34
Payables, accruals and provisions	87	21	(187)	(349)
Deferred revenue	96	99	20	52
Income taxes (1)	94	185	214	426

Other	(17)	(16)	(34)	(34)

	189	240	46	160

(1)	All periods include current tax liabilities that were recorded on the sale of LSEG shares (see note 8), for which the tax payments are included in investing activities.

Details of income taxes paid are as follows:

	Three months ended June 30,		Six months ended June 30,
	2024	2023	2024	2023
Operating activities - continuing operations	(49)	(25)	(146)	(107)
Investing activities - continuing operations	(121)	(252)	(137)	(270)

Investing activities - discontinued operations	–	(1)	–	(1)

Total income taxes paid	(170)	(278)	(283)	(378)